Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued expenses	$ 132,424	$ 403,445
Deferred revenue	198,593	30,153
Other payables	2,394	4,261
Total	$ 333,411	$ 437,859